Income Taxes (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current tax
- Hong Kong	1,800		2,985	2,695	10,499
- PRC	4,276		13,826	30,411	0
Deferred tax	(2,732)		0	0	358
Income Tax Expense (Benefit)	3,344	13,379	16,811	33,106	10,857